Commitments and Contingencies (Tables)	6 Months Ended
Jun. 27, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary Of Product Warranty Liability
The following table provides the changes in the Company’s accrual for product warranties which is classified as a component of accrued liabilities in the condensed consolidated balance sheets.

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Beginning balance	$2,868	$3,211	$3,989	$3,454
Accrued for current year warranty claims	2,479	2,060	3,436	3,927
Settlement of warranty claims	(2,419)	(2,309)	(4,497)	(4,419)

Ending balance	$2,928	$2,962	$2,928	$2,962